Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurements of Assets and Liabilities Only for Disclosure Purposes (Non-recurring) (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
ASSETS
Financial assets		$ 20,382,605	$ 20,382,605
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member]
ASSETS
Financial assets	$ 22,784,462
LIABILITIES
Financial liabilities	24,358,412
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	4,300,475
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	247,165
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	1,015,614
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	10,135,722
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	2,335,509
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	6,311,527
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	12,400
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash and deposits in banks [member]
ASSETS
Financial assets	987,680
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash items in process of collection [member]
ASSETS
Financial assets	318,658
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Loans and receivables from customers, net [member]
ASSETS
Financial assets	20,827,852
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	109,467
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Interbank loans [member]
ASSETS
Financial assets	341,244
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial assets at amortised cost [member]
ASSETS
Financial assets	$ 199,561
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member]
ASSETS
Financial assets			21,314,379
LIABILITIES
Financial liabilities			23,189,950
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities			4,141,667
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities			109,496
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities			420,920
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities			10,099,251
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities			2,216,507
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities			6,185,043
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities			17,066
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Cash and deposits in banks [member]
ASSETS
Financial assets			964,030
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Cash items in process of collection [member]
ASSETS
Financial assets			157,017
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Loans and receivables from customers, net [member]
ASSETS
Financial assets			19,893,448
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets			28,524
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Interbank loans [member]
ASSETS
Financial assets			70,077
Non-Recurring Fair Value Measurement [Member] | IAS 39 [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
ASSETS
Financial assets			$ 201,283